Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Consolidated non-capital losses	$ 28,182	$ 12,574	$ 35,529
Operating loss carry forwards terms	Year 2015-2035
Non-capital losses expiring by 2035	7,890
Non-capital losses carried forward indefinitely	20,292
Recognized interest and penalty expense (recovery) related to tax	$ 49	$ (13)	$ 29